Note 1 - Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 252,025	$ 275,446	$ 175,019
Less: Accumulated Depreciation	125,455	78,967	16,909
Total Fixed Assets, Net	126,570	196,479	158,110
Computers And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		123,708	61,505
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	23,874	23,874	23,614
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total		97,288	$ 89,900
Demo Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 8,962	$ 30,576